Intangible assets	12 Months Ended
Dec. 31, 2017
Intangible Assets [Abstract]
Intangible assets
Intangible assets
Intangible assets include:

Licenses and other intangible assets
(in thousands)
Cost:
At January 1, 2015	$13,272
Additions	3,686
Disposals	—
Exchange difference	(12)
At December 31, 2015	16,946
Additions	4,836
Disposals	(3,620)
Exchange difference	(47)
At December 31, 2016	18,115
Additions	4,641
Disposals	(64)
Exchange difference	23
At December 31, 2017	$22,715
Depreciation and impairment:
At January 1, 2015	9,832
Amortization	1,867
Disposals	—
Exchange difference	(8)
At December 31, 2015	11,691
Amortization	2,215
Disposals	(3,468)
Exchange difference	(30)
At December 31, 2016	10,408
Amortization	2,815
Disposals	(64)
Exchange difference	(6)
At December 31, 2017	$13,153
Net book value:
At January 1, 2015	$3,440
At December 31, 2015	5,255
At December 31, 2016	7,707
At December 31, 2017	$9,562

Prior January 1, 2015, the only intangible assets recorded in the Consolidated Statements of Financial Position were acquired licenses for technology used primarily in the product development process, as no development costs had been capitalized. For the years ended December 31, 2015, 2016 and 2017, the Company identified certain external development costs that met the criteria for capitalization (see note 4.4), in addition to the acquisition of technology licenses.